CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL - USD ($) $ in Millions		Total	Non-controlling interest—in operating subsidiaries	Preferred Unitholders Capital	Limited Partners	Limited Partners Partners' capital	Limited Partners (Deficit) Retained earnings	Limited Partners Ownership Changes	Limited Partners Accumulated Other Comprehensive Income [1]	General Partner	General Partner Partners' capital	General Partner (Deficit) Retained earnings	General Partner Accumulated Other Comprehensive Income [1]	Non-Controlling Interest—Redeemable Partnership Units held by Brookfield	Non-Controlling Interest—Redeemable Partnership Units held by Brookfield Partners' capital	Non-Controlling Interest—Redeemable Partnership Units held by Brookfield (Deficit) Retained earnings	Non-Controlling Interest—Redeemable Partnership Units held by Brookfield Ownership Changes	Non-Controlling Interest—Redeemable Partnership Units held by Brookfield Accumulated Other Comprehensive Income [1]
Balance as at Dec. 31, 2014		$ 6,322	$ 1,444	$ 0	$ 3,533	$ 3,201	$ (400)	$ 77	$ 655	$ 24	$ 19	$ 0	$ 5	$ 1,321	$ 1,178	$ (170)	$ 30	$ 283
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	[2]	391	90		169		169			66		66		66		66
Other comprehensive income (loss)		(202)	(83)		(86)				(86)	(1)			(1)	(32)				(32)
Comprehensive income		189	7	0	83		169		(86)	65		66	(1)	34		66		(32)
Unit issuance (note 26)		932		189	582	582								350	350
Unit repurchases (note 26)		(67)			(67)	(67)
Partnership distributions (note 28)		(543)		(3)	(339)		(339)			(66)		(66)		(138)		(138)
Partnership preferred distributions (note 28)	[2]	(3)			(3)		(3)
Acquisition of subsidiaries (note 5)		347	347
Subsidiary distributions to non-controlling interest		(91)	(91)
Disposition of interests (note 11)		(99)	(99)				8		(8)							3		(3)
Preferred unit issuance (note 26)		189		189
Other items (note 26)		0			49		6	49	(6)					(49)		(6)	(49)	6
Balance as at Dec. 31, 2015		7,176	1,608	189	3,838	3,716	(559)	126	555	23	19	0	4	1,518	1,528	(245)	(19)	254
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	[2]	528	41	0	285		285			84		84		118		118
Other comprehensive income (loss)		576	67		358				358	4			4	147				147
Comprehensive income		1,104	108	0	643		285		358	88		84	4	265		118		147
Unit issuance (note 26)		755		186	505	505								250	250
Unit repurchases (note 26)		(6)			(6)	(6)
Partnership distributions (note 28)		(615)		(13)	(377)		(377)			(84)		(84)		(154)		(154)
Partnership preferred distributions (note 28)	[2]	(13)			(9)		(9)							(4)		(4)
Acquisition of subsidiaries (note 5)		1,241	1,241
Subsidiary distributions to non-controlling interest		(169)	(169)
Disposition of interests (note 11)		(24)	(24)
Preferred unit issuance (note 26)		186		186
Other items (note 26)		9	7		17		177	17	(177)			1	(1)	(15)		70	(15)	(70)
Balance as at Dec. 31, 2016		9,644	2,771	375	4,611	4,215	(483)	143	736	27	19	1	7	1,860	1,778	(215)	(34)	331
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		574	449		11		11			113		113		1		1
Other comprehensive income (loss)		323	140		128				128	(1)			(1)	56				56
Comprehensive income		897	589	0	139		11		128	112		113	(1)	57		1		56
Unit issuance (note 26)		992		220	692	692								300	300
Unit repurchases (note 26)						0
Partnership distributions (note 28)		(764)		(30)	(459)		(459)			(114)		(114)		(191)		(191)
Partnership preferred distributions (note 28)		(30)			(22)		(22)							(8)		(8)
Acquisition of subsidiaries (note 5)		3,523	3,523
Subsidiary distributions to non-controlling interest		(831)	(831)
Disposition of interests (note 11)		(177)	(177)
Preferred unit issuance (note 26)		220		220
Other items (note 26)		0			6			6						(6)			(6)
Balance as at Dec. 31, 2017		$ 13,474	$ 5,875	$ 595	$ 4,967	$ 4,907	$ (953)	$ 149	$ 864	$ 25	$ 19	$ 0	$ 6	$ 2,012	$ 2,078	$ (413)	$ (40)	$ 387

[1]	Refer to Note 27, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[2]	Certain net income allocations have been reclassified to provide comparability with the current year consolidated statements of partnership capital.